Redeemable Convertible Preferred Units and Equity (Tables) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of authorized and outstanding redeemable convertible preferred units

The following tables present the Company’s authorized and outstanding redeemable convertible preferred units (in thousands except per unit amounts):

	As of September 30, 2021
		Units			Aggregate
		Issued and	Issuance Price Per	Net Carrying	Liquidation
	Unit Authorized	Outstanding	Unit	Value	Preference
Series A	35,000	33,107	1.00	$111,688	$39,724
Series B	69,933	69,933	1.48	278,827	125,755
Series B-2	47,000	32,000	2.00	145,965	74,139
Series C	105,992	95,686	2.64	498,036	277,970
Series C-1	28,256	28,256	1.85	124,083	56,907
Series C-2	8,706	8,706	1.98	39,481	18,968
Series D-1	150,000	—	—	—	—
Series D-2	300,000	—	—	—	—
Total	744,887	267,688		$1,198,080	$593,463

	As of December 31, 2020
		Units			Aggregate
		Issued and	Issuance Price Per	Net Carrying	Liquidation
	Units Authorized	Outstanding	Unit	Value	Preference
Series A	35,000	33,107	1.00	$68,334	$38,288
Series B	69,933	69,933	1.48	175,416	121,209
Series B-2	47,000	32,000	2.00	94,261	71,459
Series C	105,992	95,686	2.64	330,071	267,922
Series C-1	28,256	28,256	1.85	78,656	54,850
Series C-2	8,706	8,706	1.98	25,241	18,283
Series D-1	150,000	—	—	—	—
Series D-2	300,000	—	—	—	—
Total	744,887	267,688		$771,979	$572,011

The following tables present the Company’s authorized and outstanding redeemable convertible preferred units (in thousands except per unit amounts):

	As of December 31, 2020
		Units			Aggregate
		Issued and	Issuance Price Per	Net Carrying	Liquidation
	Units Authorized	Outstanding	Unit	Value	Preference
Series A	35,000	33,107	1.00	$68,334	$38,288
Series B	69,933	69,933	1.48	175,416	121,209
Series B-2	47,000	32,000	2.00	94,261	71,459
Series C	105,992	95,686	2.64	330,071	267,922
Series C-1	28,256	28,256	1.85	78,656	54,850
Series C-2	8,706	8,706	1.98	25,241	18,283
Series D-1	150,000	—	—	—	—
Series D-2	300,000	—	—	—	—
Total	744,887	267,688		$771,979	$572,011

	As of December 31, 2019
		Units			Aggregate
		Issued and	Issuance Price Per	Net Carrying	Liquidation
	Units Authorized	Outstanding	Unit	Value	Preference
Series A	35,000	30,000	$1.00	$42,143	$36,465
Series B	69,933	69,933	1.48	124,325	115,437
Series B-2	47,000	32,000	2.00	69,701	68,056
Series C	105,992	95,686	2.64	255,164	255,164
Series C-1	27,985	27,985	1.85	55,458	52,239
Series C-2	8,706	8,706	1.98	18,214	17,412
Total	294,616	264,310		$565,005	$544,773

Schedule of common units reserved for issuance

The Company had Class B common units reserved for issuance as follows (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Conversion of outstanding Redeemable Convertible Preferred Units	292,201	292,201
Unit appreciation rights issued and outstanding	13,520	13,345
Conversion of Series D-1 convertible notes	119,796	114,820
Exercise and conversion of common unit warrants	5,430	7,453
Total	430,947	427,819

The Company had Class B common units reserved for issuance as follows (in thousands):

	As of December 31,
	2020	2019
Conversion of outstanding Redeemable Convertible Preferred Units	292,201	288,798
Unit appreciation rights issued and outstanding	13,345	17,358
Series A preferred unit warrants outstanding	—	5,000
Conversion of Series D-1 convertible notes	114,820	—
Exercise and conversion of common unit warrants	7,453	7,453
Total	427,819	318,609